Form N-1A Cover	Sep. 27, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 27, 2024
Prospectus Date	Feb. 28, 2024
Supplement to Prospectus [Text Block]

Prospectus Supplement

September 27, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 27, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2024, as supplemented

Prime Portfolio (the "Fund")

On July 12, 2023, the Securities and Exchange Commission approved amendments to the rules that govern the operation of money market funds. Among other things, the amendments require an institutional prime money market fund, such as the Fund, to impose a mandatory liquidity fee when the fund experiences total daily net redemptions that exceed 5% of its net assets (a "Mandatory Liquidity Fee"), unless the amount of the Mandatory Liquidity Fee is de minimis. Impacted funds, such as the Fund, must comply with such Mandatory Liquidity Fee requirements by October 2, 2024 (the "Effective Date").

At a meeting held on September 25-26, 2024, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds delegated to Morgan Stanley Investment Management Inc., the Fund's investment adviser (the "Adviser"), the responsibility to make determinations related to Mandatory Liquidity Fees with respect to the Fund.